SCHEDULE OF INVESTMENTS

Delaware Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Consumer Electronics – 2.8%
Garmin Ltd.	404	$54,972

Hotels, Resorts & Cruise Lines – 2.8%
Travel and Leisure Co.	990	54,712

Leisure Products – 5.6%
Hasbro, Inc.	543	55,270
Polaris, Inc.	491	53,918
		109,188

Restaurants – 2.5%
Cracker Barrel Old Country Store, Inc.	384	49,448

Specialized Consumer Services – 2.9%
Service Corp. International	806	57,198

Specialty Stores – 2.9%
Tractor Supply Co.	237	56,467

Total Consumer Discretionary - 19.5%		381,985

Consumer Staples

Food Distributors – 2.9%
Sysco Corp.	736	57,786

Household Products – 2.9%
Clorox Co. (The)	327	56,975

Total Consumer Staples - 5.8%		114,761

Energy

Oil & Gas Storage & Transportation – 1.2%
Rattler Midstream L.P.	2,013	22,908

Total Energy - 1.2%		22,908

Financials

Asset Management & Custody Banks – 5.5%
Ares Management Corp., Class A	652	52,985
Northern Trust Corp.	452	54,054
		107,039

Consumer Finance – 2.8%
Discover Financial Services	477	55,127

Insurance Brokers – 2.9%
Arthur J. Gallagher & Co.	334	56,654

Property & Casualty Insurance – 2.8%
First American Financial Corp.	703	55,007

Regional Banks – 5.5%
Glacier Bancorp, Inc.	952	53,972
Umpqua Holdings Corp.	2,835	54,543
		108,515

Total Financials - 19.5%		382,342

Health Care

Health Care Facilities – 3.0%
Encompass Health Corp.	888	57,919

Health Care Services – 3.2%
Quest Diagnostics, Inc.	368	63,595

Total Health Care - 6.2%		121,514

Industrials

Air Freight & Logistics – 3.1%
C.H. Robinson Worldwide, Inc.	567	61,002

Electrical Components & Equipment – 2.8%
nVent Electric plc	1,473	55,978

Industrial Machinery – 5.6%
Snap-on, Inc.	253	54,496
Stanley Black & Decker, Inc.	293	55,353
		109,849

Trading Companies & Distributors – 5.8%
Fastenal Co.	894	57,273
Watsco, Inc.	180	56,447
		113,720

Total Industrials - 17.3%		340,549

Information Technology

Data Processing & Outsourced Services – 5.9%
Broadridge Financial Solutions, Inc.	313	57,287
Paychex, Inc.	437	59,588
		116,875

Electronic Equipment & Instruments – 2.8%
National Instruments Corp.	1,242	54,251

Electronic Manufacturing Services – 2.8%
TE Connectivity Ltd.	341	55,054

Semiconductors – 2.9%
Microchip Technology, Inc.	660	57,455

Total Information Technology - 14.4%		283,635

Materials

Paper Packaging – 8.2%
Avery Dennison Corp.	250	54,077
Packaging Corp. of America	410	55,818
Sonoco Products Co.	893	51,689
		161,584

Specialty Chemicals – 3.0%
RPM International, Inc.	577	58,231

Total Materials - 11.2%		219,815

Real Estate

Residential REITs – 3.0%
American Campus Communities, Inc.	1,023	58,605

Total Real Estate - 3.0%		58,605

TOTAL COMMON STOCKS – 98.1%		$1,926,114
(Cost: $1,389,881)

SHORT-TERM SECURITIES

Money Market Funds (A) - 2.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	41,925	41,925

TOTAL SHORT-TERM SECURITIES – 2.1%		$41,925
(Cost: $41,925)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,968,039
(Cost: $1,431,806)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(3,435)

NET ASSETS – 100.0%		$1,964,604

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,926,114	$—	$—
Short-Term Securities	41,925	—	—
Total	$1,968,039	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,431,806

Gross unrealized appreciation	549,153
Gross unrealized depreciation	(12,920)

Net unrealized appreciation	$536,233